WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	BELGIUM — 3.2%
861	D'ieteren Group	$181,994
1,620	KBC Group N.V.	128,785
		310,779
	BRAZIL — 4.0%
14,500	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	239,830
11,200	NU Holdings Ltd. - Class A*	152,880
		392,710
	CANADA — 10.0%
4,390	Brookfield Corp.	233,329
7,000	Canadian Natural Resources Ltd.	232,470
3,350	Celestica, Inc.*	171,252
2,000	CGI, Inc.*	229,920
780	TFI International, Inc.	106,774
		973,745
	CHINA — 7.1%
1,130	Baidu, Inc. - ADR*	118,978
12,000	Kanzhun Ltd. - ADR	208,320
1,130	NetEase, Inc. - ADR	105,666
36,500	WuXi AppTec Co., Ltd. - Class H	256,358
		689,322
	FRANCE — 1.6%
575	Schneider Electric S.E.	151,174
	GERMANY — 10.7%
730	adidas A.G.	193,307
9,600	Deutsche Telekom A.G.	281,995
1,250	Merck KGaA	219,835
380	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	209,076
3,800	Schott Pharma A.G. & Co. KGaA	129,684
		1,033,897
	INDIA — 2.9%
4,765	ICICI Bank Ltd. - ADR	142,235
2,010	Reliance Industries Ltd. - GDR	139,896
		282,131
	INDONESIA — 1.7%
356,000	Bank Mandiri Persero Tbk P.T.	162,834

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND — 4.1%
790	ICON PLC*	$226,975
450	Trane Technologies PLC	174,928
		401,903
	ISRAEL — 3.3%
775	Nice Ltd. - ADR*	134,594
10,200	Teva Pharmaceutical Industries Ltd. - ADR*	183,804
		318,398
	ITALY — 1.3%
2,270	Recordati Industria Chimica e Farmaceutica S.p.A.	128,357
	JAPAN — 12.8%
10,000	FUJIFILM Holdings Corp.	256,601
18,000	Japan Exchange Group, Inc.	232,381
3,000	Recruit Holdings Co., Ltd.	181,701
1,450	Sony Group Corp. - ADR	140,027
6,500	Tokio Marine Holdings, Inc.	236,574
1,100	Tokyo Electron Ltd.	193,557
		1,240,841
	KAZAKSTAN — 1.6%
1,500	Kaspi.KZ JSC - ADR	158,985
	MEXICO — 1.3%
7,234	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	125,612
	NETHERLANDS — 2.0%
4,500	Prosus N.V.*	196,650
	RUSSIA — 0.0%
34,600	Sberbank of Russia PJSC - ADR*,1	—
	SPAIN — 1.5%
6,450	Puig Brands S.A. - Class B*	147,968
	SWEDEN — 1.4%
6,120	Sandvik A.B.	136,731
	SWITZERLAND — 6.7%
580	Chubb Ltd.	167,266
32,000	Glencore PLC*	182,973

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
9,550	UBS Group A.G.	$295,191
		645,430
	TAIWAN — 4.7%
2,630	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	456,752
	UNITED KINGDOM — 15.2%
3,320	3i Group PLC	146,693
1,910	AstraZeneca PLC - ADR	148,808
24,250	Haleon PLC - ADR	256,565
1,425	London Stock Exchange Group PLC	194,699
4,000	RELX PLC - ADR	189,840
77,000	Rolls-Royce Holdings PLC*	542,706
		1,479,311
	UNITED STATES — 1.3%
2,960	Schlumberger N.V.	124,172
	TOTAL COMMON STOCKS
	(Cost $8,100,946)	9,557,702
	SHORT-TERM INVESTMENTS — 0.1%
12,006	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.70%[2]	12,006
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,006)	12,006
	TOTAL INVESTMENTS — 98.5%
	(Cost $8,112,952)	9,569,708
	Other Assets in Excess of Liabilities — 1.5%	140,819
	TOTAL NET ASSETS — 100.0%	$9,710,527

ADR – American Depository Receipt
GDR – Global Depository Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.